The Registrant is filing this amendment to its Form N-CEN for the period ended August 31, 2023, originally filed with the Securities and Exchange Commission on November 13, 2023
(Accession Number 0001752724-23-246015), to correct an inadvertent incorrect response to Item B.20 for the First Trust TCW Opportunistic Fixed Income ETF, a series of the Registrant.